Cover Page	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	PROCEPT BIOROBOTICS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40797
Entity Tax Identification Number	26-0199180
Entity Address, Address Line One	150 Baytech Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	650
Local Phone Number	232-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	PRCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001588978
Amendment Flag	false